CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014
OPERATING ACTIVITIES
Net loss	$ (657)	$ (657)	$ (118,129)	$ (118,786)
Changes in operating assets and liabilities
Change in accounts payable and accrued liabilities	657	400	115,750	116,150
Net cash used in operating activities	0	(257)	(2,379)	(2,636)
INVESTING ACTIVITIES
Acquisition of Intangible Assets		0
Capital Expenditures		0
Net cash used in investing activities		0
FINANCING ACTIVITIES
Proceeds from issuance of common stock	100	2,000	10,188	12,445
Redemption of common stock	0		(2,000)	(2,000)
Proceeds from stockholders' contribution		257
Net cash provided by financing activities	100	2,257	8,188	10,445
Net increase in cash	100	2,000	5,809	7,809
Cash, beginning of period	0	0	2,000	0
Cash, end of period	$ 100	$ 2,000	$ 7,809	$ 7,809